INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Intangible assets
Balance at beginning of the year	$ (76,704,869)	$ (67,342,362)
Of the year	6,186,665	1,812,614	$ 1,250,262
Balance at end of the year	(173,783,956)	(76,704,869)	(67,342,362)
Accumulated Amortisation
Intangible assets
Balance at beginning of the year	17,524,688	10,676,841	7,499,373
Of the year	10,991,433	4,161,392	2,388,982
Foreign currency translation	6,541	2,686,455	788,486
Balance at end of the year	28,522,662	17,524,688	10,676,841
HB4 soy and breeding program
Intangible assets
Balance at beginning of the year	(29,802,534)	(27,611,142)
Balance at end of the year	(31,679,681)	(29,802,534)	(27,611,142)
HB4 soy and breeding program | Accumulated Amortisation
Intangible assets
Balance at beginning of the year	1,568,554
Of the year	1,710,190	1,568,554
Balance at end of the year	3,278,744	1,568,554
Integrated seed products
Intangible assets
Balance at beginning of the year	(3,137,158)	(2,558,220)
Balance at end of the year	(2,841,008)	(3,137,158)	(2,558,220)
Integrated seed products | Accumulated Amortisation
Intangible assets
Balance at beginning of the year	43,997
Of the year	332,531	43,997
Foreign currency translation	2,272
Balance at end of the year	378,800	43,997
Microbiology products
Intangible assets
Balance at beginning of the year	(5,792,348)	(3,996,657)
Balance at end of the year	(49,508,801)	(5,792,348)	(3,996,657)
Microbiology products | Accumulated Amortisation
Intangible assets
Balance at beginning of the year	3,063,073	2,041,023	1,363,962
Of the year	3,073,154	505,133	523,992
Foreign currency translation		516,917	153,069
Balance at end of the year	6,136,227	3,063,073	2,041,023
Trademarks and patents
Intangible assets
Balance at beginning of the year	(8,267,041)	(6,923,256)
Balance at end of the year	(59,760,753)	(8,267,041)	(6,923,256)
Trademarks and patents | Accumulated Amortisation
Intangible assets
Balance at beginning of the year	3,916,004	2,900,915	2,057,964
Of the year	3,976,477	277,990	626,420
Foreign currency translation		737,099	216,531
Balance at end of the year	7,892,481	3,916,004	2,900,915
Software
Intangible assets
Balance at beginning of the year	(2,167,985)	(1,849,041)
Balance at end of the year	(1,987,690)	(2,167,985)	(1,849,041)
Software | Accumulated Amortisation
Intangible assets
Balance at beginning of the year	3,008,388	1,935,552	1,401,964
Of the year	582,064	591,077	396,207
Foreign currency translation	4,269	481,759	137,381
Balance at end of the year	3,594,721	3,008,388	1,935,552
Customer loyalty
Intangible assets
Balance at beginning of the year	(22,537,803)	(19,404,046)
Balance at end of the year	(23,006,023)	(22,537,803)	(19,404,046)
Customer loyalty | Accumulated Amortisation
Intangible assets
Balance at beginning of the year	5,924,672	3,799,351	2,675,483
Of the year	1,317,017	1,174,641	842,363
Foreign currency translation		950,680	281,505
Balance at end of the year	$ 7,241,689	$ 5,924,672	$ 3,799,351